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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-07701
-----------------------------------------------------------------

                          GE LIFESTYLE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  12/31/04
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                      GE LIFESTYLE CONSERVATIVE ALLOCATION

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)

                                                         NUMBER OF
                                                           SHARES        VALUE
  MUTUAL FUNDS - 97.7%
--------------------------------------------------------------------------------
  GE International Equity Fund (Class Y)                   12,634       182,315
  GE Small-Cap Value Equity Fund (Class Y)                  5,128        75,893
  GE U.S. Equity Fund (Class Y)                            14,972       424,148
  GE Fixed Income Fund (Class Y)                           63,999       787,188
                                                                      1,469,544

  SHORT-TERM INVESTMENTS - 2.1%
--------------------------------------------------------------------------------
  GEI Short Term Investment Fund                           30,918        30,918

  TOTAL INVESTMENTS                                                   1,500,462
  (COST $1,416,484)

  OTHER ASSETS AND LIABILITIES, NET - 0.2%                                3,666
                                                                    -----------
  NET ASSETS - 100.0%                                               $ 1,504,128
                                                                    ===========

                        GE LIFESTYLE MODERATE ALLOCATION

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)

                                                         NUMBER OF
                                                           SHARES       VALUE
  MUTUAL FUNDS - 98.0%
--------------------------------------------------------------------------------
  GE International Equity Fund (Class Y)                 112,065      1,617,100
  GE Small-Cap Value Equity Fund (Class Y)                68,589      1,015,123
  GE U.S. Equity Fund (Class Y)                          101,796      2,883,880
  GE Fixed Income Fund (Class Y)                         228,299      2,808,079
                                                                      8,324,182

  SHORT-TERM INVESTMENTS - 2.0%
--------------------------------------------------------------------------------
  GEI Short Term Investment Fund                         168,345        168,345

  TOTAL INVESTMENTS                                                   8,492,527
  (COST $7,996,600)

  OTHER ASSETS AND LIABILITIES, NET - 0.0% *                              2,801
                                                                    -----------
  NET ASSETS - 100.0%                                               $ 8,495,328
                                                                    ===========
  * LESS THAN 0.1%

                       GE LIFESTYLE AGGRESSIVE ALLOCATION

            SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)

                                                   NUMBER OF
                                                    SHARES             VALUE
--------------------------------------------------------------------------------
  MUTUAL FUNDS - 97.5%
  GE International Equity Fund (Class Y)           147,668           2,130,850
  GE Small-Cap Value Equity Fund (Class Y)         118,964           1,760,663
  GE U.S. Equity Fund (Class Y)                    117,439           3,327,044
  GE Fixed Income Fund (Class Y)                   111,275           1,368,684
                                                                     8,587,241

  SHORT-TERM INVESTMENTS - 2.4%
--------------------------------------------------------------------------------
  GEI Short Term Investment Fund                   215,300             215,300

  TOTAL INVESTMENTS                                                  8,802,541
  (COST $8,423,685)

  OTHER ASSETS AND LIABILITIES, NET - 0.1%                               4,921
                                                                    ----------
  NET ASSETS - 100.0%                                               $8,807,462
                                                                    ==========

                       GE LIFESTYLE CONSERVATIVE STRATEGY

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)

                                                       NUMBER OF
                                                         SHARES       VALUE
--------------------------------------------------------------------------------
  MUTUAL FUNDS - 92.3%

  GE International Equity Fund (Class A)                  22,653        324,614
  GE Small-Cap Value Equity Fund (Class A)                 9,282        135,144
  GE U.S. Equity Fund (Class A)                           26,524        754,879
  GE Fixed Income Fund (Class A)                         113,832      1,401,269
                                                                      2,615,906

  SHORT-TERM INVESTMENTS - 2.4%
--------------------------------------------------------------------------------
  GEI Short Term Investment Fund                          67,444         67,444

  TOTAL INVESTMENTS                                                   2,683,350
  (COST $2,550,445)

  OTHER ASSETS AND LIABILITIES, NET - 5.3%                              151,046
                                                                      ---------
  NET ASSETS - 100.0%                                                 2,834,396
                                                                      =========

                         GE LIFESTYLE MODERATE STRATEGY

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)

                                                        NUMBER OF
                                                         SHARES          VALUE
--------------------------------------------------------------------------------
  MUTUAL FUNDS - 98.0%

  GE International Equity Fund (Class A)                 223,525       3,203,116
  GE Small-Cap Value Equity Fund (Class A)               136,821       1,992,121
  GE U.S. Equity Fund (Class A)                          195,439       5,562,208
  GE Fixed Income Fund (Class A)                         426,733       5,253,089
                                                                      16,010,534

  SHORT-TERM INVESTMENTS - 2.0%
--------------------------------------------------------------------------------
  GEI Short Term Investment Fund                        324,044          324,044

  TOTAL INVESTMENTS                                                   16,334,578
  (COST $14,823,123)

  OTHER ASSETS AND LIABILITIES, NET - 0.0% *                               4,837
                                                                      ----------
  NET ASSETS - 100.0%                                                 16,339,415
                                                                      ==========
  * LESS THAN 0.1%

                        GE LIFESTYLE AGGRESIVE STRATEGY

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)

                                                    NUMBER OF
                                                     SHARES          VALUE
  MUTUAL FUNDS - 97.9%
--------------------------------------------------------------------------------
  GE International Equity Fund (Class A)             113,493        1,626,349
  GE Small-Cap Value Equity Fund (Class A)            92,685        1,349,495
  GE U.S. Equity Fund (Class A)                       90,285        2,569,518
  GE Fixed Income Fund (Class A)                      88,100        1,084,507
                                                                    6,629,869

  SHORT-TERM INVESTMENTS - 1.8%
--------------------------------------------------------------------------------
  GEI Short-Term Investment Fund                     125,332          125,332

  TOTAL INVESTMENTS                                                 6,755,201
  (COST $6,058,392)

  OTHER ASSETS AND LIABILITIES, NET - 0.3%                             17,978
                                                                    ---------
  NET ASSETS - 100.0%                                               6,773,179
                                                                    =========



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Funds, Inc.

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Lifestyle Funds

Date:  March 01, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Lifestyle Funds

Date:  March 01, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, GE Lifestyle Funds

Date:  March 01, 2005